OTHER ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS
Contract assets	$ 204.9	$ 183.6
Assets recognised from costs to obtain or fulfil contracts with customers	103.0	102.9
Programs, broadcast and distribution rights	120.3	121.4
Other	48.4	44.1
Total other assets	476.6	452.0
Less current portion of contract assets	(144.4)	(132.8)	$ (106.6)
Less current portion of contract costs (included in "Other current assets")	(53.4)	(55.9)	(49.4)
Less current portion of program, broadcast and distribution rights (included in "Inventories")	(77.3)	(78.3)
Total other assets	201.5	185.0	176.9
Impairment loss on contract assets	25.8	16.1	12.0
Amortization on contract costs	$ 63.2	$ 59.4	$ 51.0